Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
Electronics and office equipment	18,962	23,349	3,857
Motor vehicles	4,772	4,557	753
Leasehold improvements	27,327	25,748	4,253

Property and equipment, cost	51,061	53,654	8,863
Less: Accumulated depreciation	(12,959)	(17,441)	(2,881)

Property and equipment, net	38,102	36,213	5,982

Depreciation expenses were approximately RMB3,589, RMB5,167 and RMB7,847 (US$1,296) for the years ended December 31, 2011, 2012 and 2013, respectively.